Equity-based participation plans for employees	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Equity-based participation plans for employees
25. Equity-based participation plans for employees
The equity-based compensation expense from continuing operations related to all equity-based participation plans, and the liabilities arising from equity-based payment transactions were as follows:
(USD millions)	2024	2023	2022

Expense related to equity-based participation plans	1 307	1 142	982

Liabilities arising from equity-based payment transactions	262	322	235

Equity-based participation plans can be separated into the following plans:
Annual Incentive
In 2024, 30% of the Annual Incentive for the Novartis Company CEO and other Executive Committee members (ECN) was required to be deferred in Novartis shares, after the CEO and Executive Committee members (ECN) have met their mandatory shareholding requirements, and the remainder was paid in cash. If the mandatory shareholding requirements were not met, 50% was required to be deferred in Novartis shares and the remainder was paid in cash. In 2023 and 2022 the Annual Incentive for the Novartis Company CEO and other Executive Committee members (ECN) was paid 50% in cash and 50% in Novartis restricted shares (RSs) or restricted share units (RSUs). In 2024 the Annual Incentive for a select portion of the Novartis management leadership team is paid 100% in cash. In 2023 and 2022, for a select portion of the Novartis management leadership team, the Annual Incentive was paid 70% in cash and 30% in RSs or RSUs.
Both the ECN and a select portion of Novartis management leadership team can opt to invest up to the maximum cash portion of their Annual Incentive to receive further shares. From 2024 only a select portion of the Novartis management leadership team in Switzerland may invest its Annual Incentive in shares through the Employee Share Ownership Plan (ESOP). The cash portion of the Annual Incentive is paid out during March in the year following the end of the performance period, and the shares are granted during January in the year following the end of the performance period.
Employee share savings plan
Novartis operates employee share savings and purchase plans in certain countries. The most significant is described below.
The ESOP in Switzerland offers participants to choose to receive their Annual Incentive (i) 100% in shares, (ii) 50% in shares and 50% in cash, or (iii) 100% in cash. After the expiration of a three-year holding period for Novartis shares invested under the ESOP, participants receive one matching share for every two invested shares. Employees eligible for the equity plan “Select” and a select portion of the Novartis management leadership team are not eligible to receive ESOP matching shares. A select portion of Novartis management leadership team is eligible to invest the Annual Incentive in Novartis shares from 2024 onwards. The Novartis Company CEO and the other Executive Committee members are not eligible to participate in this plan.
Novartis Employee share purchase plan
In 2022 Novartis started to grant shares under the Employee Share Purchase Plan (ESPP). The ESPP enables employees to voluntarily purchase Novartis AG shares through payroll deductions at a 15% discounted price, up to a defined maximum amount. While the ESPP is global in scope, the first phase covered employees in North America (the US, Puerto Rico and Canada). Other countries’ employees became eligible to participate in the ESPP commencing in 2024, according to a multi-year phased implementation plan. The shares are not subject to a vesting period.
Novartis equity plan “Select”
The equity plan “Select” is a global equity incentive plan under which eligible employees may annually be awarded an equity grant. In 2024, the equity grants awarded under the “Select” plan are subject to a three-year staggered vesting period. In 2023 and 2022, equity grants awarded under the Select plan were subject to a three-year cliff vesting period, and for eligible employees of selected Company units a four-year staggered vesting period. Executive Committee members and a select portion of Novartis management leadership team are not eligible to participate in the equity plan “Select.”
The equity plan “Select” currently allows participants employed and living in Switzerland to choose the form of their equity compensation in RSs or RSUs. In all other jurisdictions, RSs or RSUs are granted unilaterally.
Until 2013, participants could also choose to receive part or the entire grant in the form of tradable share options. All tradable share options expired on their 10th anniversary from the grant date, which was in January 2023. As a result, at December 31, 2023, there were no outstanding options under the Novartis equity plan “Select.”
Long-Term Performance Plan
The Long-Term Performance Plan (LTPP) is a global equity plan for the ECN, a select portion of Novartis management leadership team and up to 2023 employees of Company units with specific targets.
Participants are granted a target number of performance share units (PSUs) at the beginning of every performance period, which are converted into unrestricted Novartis shares after the performance period. The actual payout depends on the achievement of the performance measures and ranges between 0% and 200% of the granted amount. PSUs granted under the LTPP do not carry voting rights, but do carry dividend equivalents that are paid in unrestricted Novartis shares at the end of the performance period.
The LTPP awards are subject to a three-year performance and vesting period. The performance criteria for the ECN are based on both Novartis internal performance metrics and variable that can be observed in the market, which is the ranking of the Novartis total shareholder return (TSR) relative to a global healthcare peer group of 14 other companies, over rolling three-year performance periods. Only ECN members, as from performance cycle 2023, are subject to the TSR performance metric under the LTPP.
TSR for Novartis and the peer companies is calculated as the change in the company share price, which is translated to USD at the relevant exchange rate, including the reinvestment return of dividends, over the three-year performance period. The calculation is based on Bloomberg standard published TSR data, which is publicly available. The position of Novartis in the peer group determines the payout range based on a payout matrix.
Other share awards
Selected employees may exceptionally receive Special Share Awards of RSs or RSUs. These Special Share Awards provide an opportunity to reward outstanding achievements or exceptional performance, and aim to retain key contributors. They are based on a formal internal selection process, through which the individual performance of each selected employee is assessed at several management levels. Special Share Awards had a minimum three-year vesting period before 2021 and mainly three years thereafter. In exceptional circumstances, Special Share Awards may be awarded to attract special expertise and new talents to the organization (not applicable to ECN). Externally recruited ECN members are eligible only for special awards that are “buyouts” in the case that it is to replace equity forfeited with their former employer. The equity is provided on a like-for-like basis as the forfeited equity, at a similar value with a similar vesting period, and with or without a performance condition.
Worldwide, employees at different levels in the organization were awarded RSs and RSUs in 2024, 2023 and 2022.
In addition, in 2024, 2023 and 2022, Board members received unrestricted shares as part of their regular compensation.
Summary of share grants
The table below provides a summary of share grants (shares, RSs, RSUs and PSUs) for all plans. At the Sandoz Distribution date, all RSU and PSU holders, who were not entitled to the dividend in kind in the form of Sandoz Group AG shares received “keep whole awards” in Novartis AG shares to compensate for the loss of the Sandoz value from their Novartis AG shares. These keep whole awards were accounted for as a modification, which did not significantly change the fair value of the original grant. The change in fair value was measured by comparing the fair value of the grant before the spin-off against the fair value of the grant plus keep whole award right after spin-off.
	2024		2023

	Number of shares in millions	Weighted average fair value at grant date in USD	Number of shares in millions	Weighted average fair value at grant date in USD

Annual Incentive

– RSU	0.2	96.7	0.3	74.2

– Restricted shares	0.1	107.8	0.1	92.3

Share savings plans

– RSU	0.5	96.8	0.4	71.3

– Shares	1.3	107.8	1.0	92.3

Novartis Employee Share Purchase Plan [1]	1.0	104.9	0.9	96.2

Select North America (RSU)	3.4	100.1	4.5	73.9

Select outside North America

– RSU	1.4	100.2	1.9	73.3

– Restricted shares	0.6	107.8	0.6	92.3

Long-Term Performance Plan (PSU)	1.1	98.6	1.8	80.6

Other share awards

– RSU	0.4	96.8	0.6	75.9

[1] The Novartis Employee Share Purchase Plan (ESPP) enables employees to voluntarily purchase Novartis AG shares through payroll deductions at a 15% discount to the fair value of the Novartis AG share price at the respective ESPP grant dates. The weighted average fair value at grand date in USD in the table shows the weighted average Novartis AG share price at the respective ESPP grant dates during the year.